3. MATERIAL ACCOUNTING POLICY INFORMATION: n) Foreign currency (Policies)	12 Months Ended
Dec. 31, 2025
Policies
n) Foreign currency

n)Foreign currency

Transactions and balances in currencies other than the Canadian dollar, the currency of the primary economic environment in which the Company operates are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the exchange rate prevailing on the statement of financial position date are recognized in profit or loss.